Note 11 - Capital Lease Obligations (Table)	3 Months Ended
Mar. 31, 2011
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	102
2012	44
2013	19
2014	19
2015	19
2016 and thereafter	66
Estimated future lease payments	269

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	221

Less current portion of capital lease obligations	(98)

Long-term portion of capital lease obligations	123